Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Contracts MWh		Dec. 31, 2010 MWh	Dec. 31, 2009 MWh
Long-term Purchase Commitment [Line Items]
Percentage of Company's energy output (percent)	24.20%
Average cost of Company's energy output (US$ per kWh)	0.015
Number of Public Utility Districts with long term purchase agreements	3
Payment Obligations for Power Purchases
2012	$ 210,929,000
2013	150,885,000
2014	129,748,000
2015	128,097,000
2016	117,932,000
Thereafter	948,417,000
Total	1,686,008,000
Total energy obtained during period under purchased power contracts (MWh)	8,500,000		8,200,000	8,300,000
Cost incurred during period to provide energy under purchased power contracts	391,800,000		420,600,000	363,300,000
Daily take obligation under long-term service contract (percent)	100.00%
Daily delivery obligation under long-term service contract (percent)	100.00%
Energy Production Service Contracts [Member]
Payment Obligations for Power Purchases
2012	28,815,000	[1]
2013	24,968,000	[1]
2014	25,873,000	[1]
2015	31,843,000	[1]
2016	10,437,000	[1]
Thereafter	53,669,000	[1]
Total	175,605,000	[1]
Gas-Fired Generation Facility [Member]
Payment Obligations for Power Purchases
2012	33,300,000
Purchase obligation under longer term (2013 through 2029) agreements	340,400,000
Colombia River Projects [Member]
Payment Obligations for Power Purchases
2012	72,634,000
2013	71,336,000
2014	73,039,000
2015	74,888,000
2016	74,407,000
Thereafter	683,436,000
Total	1,049,740,000
Other Utilities [Member]
Payment Obligations for Power Purchases
2012	135,481,000
2013	75,994,000
2014	52,432,000
2015	47,982,000
2016	40,544,000
Thereafter	264,981,000
Total	617,414,000
Non-Utility Generators [Member]
Payment Obligations for Power Purchases
2012	2,814,000
2013	3,555,000
2014	4,277,000
2015	5,227,000
2016	2,981,000
Thereafter	0
Total	18,854,000
Short-Term Energy Supply Contracts [Member]
Payment Obligations for Power Purchases
2012	200,500,000
2013	92,500,000
2014	25,200,000
Firm Natural Gas Supply [Member]
Payment Obligations for Power Purchases
2012	151,408,000
2013	142,662,000
2014	135,931,000
2015	128,058,000
2016	123,949,000
Thereafter	602,004,000
Total	1,284,012,000
Deman charges incurred under firm supply and service contracts	100,000
Firm Transportation Service [Member]
Payment Obligations for Power Purchases
2012	142,586,000
2013	138,528,000
2014	134,357,000
2015	126,484,000
2016	122,375,000
Thereafter	595,779,000
Total	1,260,109,000
Deman charges incurred under firm supply and service contracts	142,800,000
Firm Storage and Peaking Service [Member]
Payment Obligations for Power Purchases
2012	8,822,000
2013	4,134,000
2014	1,574,000
2015	1,574,000
2016	1,574,000
Thereafter	6,225,000
Total	23,903,000
Deman charges incurred under firm supply and service contracts	6,500,000
Combustion Turbines [Member]
Payment Obligations for Power Purchases
Deman charges incurred under firm supply and service contracts	32,300,000
Information Technology Service Contracts [Member]
Payment Obligations for Power Purchases
2012	22,374,000
2013	13,951,000
2014	0
2015	0
2016	0
Thereafter	0
Total	36,325,000
Automated Meter Reading System [Member]
Payment Obligations for Power Purchases
2012	19,340,000	[2]
2013	20,513,000	[2]
2014	21,161,000	[2]
2015	21,897,000	[2]
2016	14,198,000	[2]
Thereafter	109,069,000	[2]
Total	206,178,000	[2]
Service Contract Obligations [Member]
Payment Obligations for Power Purchases
2012	70,529,000
2013	59,432,000
2014	47,034,000
2015	53,740,000
2016	24,635,000
Thereafter	162,738,000
Total	$ 418,108,000
Minimum | Combustion Turbines [Member]
Payment Obligations for Power Purchases
Remaining terms under contract	less than one year
Maximum | Combustion Turbines [Member]
Payment Obligations for Power Purchases
Remaining terms under contract	34 years

[1]	Energy production service contracts include operations and maintenance contracts on Mint Farm, Wild Horse, Goldendale electric generating facility (Goldendale), Hopkins Ridge, Frederickson 1, Sumas and Lower Snake River facilities.
[2]	Automated meter reading system contractual obligation is the service component of the Landis and Gyr contract.